Stock Transactions and Options (Summary of stock options and warrants) (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Options
Options Outstanding	3,467,000	1,685,000	900,000
Options Granted	35,500	1,787,000	785,000
Options Cancelled	(22,500)	(5,000)	0
Options Exercised	0	0	0
Options Outstanding	3,480,000	3,467,000	1,685,000
Weighted Avg. Exercise Price
Weighted Avg. Exercise Price Outstanding	$ 0.62	$ 0.54	$ 0.40
Weighted Avg. Exercise Price Granted	$ 0.70	$ 0.70	$ 0.70
Weighted Avg. Exercise Price Cancelled	$ 0.70	$ (0.70)	$ 0
Weighted Avg. Exercise Price Exercised	$ 0	$ 0	$ 0
Weighted Avg. Exercise Price Outstanding	$ 0.62	$ 0.62	$ 0.54
Warrants
Warrants Outstanding	0	250,000	2,838,330
Warrants Granted	0	300,000	250,000
Warrants Cancelled	0	(550,000)	(2,838,330)
Warrants Exercised	0	0	0
Warrants Outstanding	0	0	250,000
Weighted Avg. Exercise Price
Weighted Avg. Exercise Price Outstanding	$ 0	$ 0.70	$ 0.90
Weighted Avg. Exercise Price Granted	$ 0	$ 0.70	$ 0.70
Weighted Avg. Exercise Price Cancelled	$ 0	$ (0.70)	$ (0.90)
Weighted Avg. Exercise Price Exercised	$ 0	$ 0	$ 0
Weighted Avg. Exercise Price Outstanding	$ 0	$ 0	$ 0.70